PAINEWEBBER CASHFUND, INC.                                    SEMIANNUAL REPORT


                                                              November 14, 1997

Dear Shareholder,

We are pleased to present the semiannual report for PaineWebber Cashfund, Inc. for the six months ended September 30, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stronger than expected economic growth and rising employment prompted the Federal Reserve to raise interest rates in March, and volatile and difficult financial markets ensued. Then, on April 28, 1997, the report of the Employment Cost Index-considered the most comprehensive wage-inflation indicator, and critical to Fed policy-indicated a very positive inflation picture. This information, plus optimism over an agreed upon framework by President Clinton and the Republicans to balance the budget by 2002, turned market sentiment extremely bullish. July, August and September were also positive months for the financial markets, as the prevailing theme that above-trend economic growth could occur without generating higher inflation gained strength. The Federal Reserve remained a watchful spectator.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERFORMANCE--PaineWebber Cashfund's current yield for the seven-day period ended September 30, 1997 was 5.09% and net assets totalled approximately $5.4 billion.

PORTFOLIO HIGHLIGHTS--During the semiannual period, the Fund's weighted average maturity was maintained at approximately 50 days. This was done in response to economic data indicating low inflation with slight economic growth. Additionally, we took advantage of periods of market volatility by purchasing securities at higher yields when rates backed up (that is, when rates rose).

    One final note: as of September 30, 1997, the Fund continued to be rated AAAm by Standard & Poor's Ratings Group ("S&P"), the highest-rating given to money market funds. The rating of the Fund reflects S&P's view concerning the creditworthiness of the Fund's portfolio and its sound investment and management policies. The rating indicates the Fund's superior capacity to maintain principal value and limit exposure to loss. The rating also reflects S&P's view that the portfolio credit quality is strong, with at least 75% of all assets rated either 'A-1+' or 'A-1', in accordance with S&P's ratings guidelines.

SEMIANNUAL REPORT


OUTLOOK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Near-term, we intend to keep the Fund's average weighted maturity around its present level. Going forward, every significant economic number released will be closely scrutinized. Inflation is always a concern since it is a trigger for the Fed to move on interest rates; as such, the inflationary environment will be carefully monitored. Investment decisions for the Fund will continue to be driven by creditworthiness, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


/s/ Margo Alexander                     /s/ Dennis L. McCauley

MARGO N. ALEXANDER                      DENNIS L. McCAULEY
President,                              Managing Director and Chief Investment,
Mitchell Hutchins Asset                 Officer--Fixed Income,
Management Inc.                         Mitchell Hutchins Asset Management Inc.







/s/ Susan P. Ryan

SUSAN P. RYAN
Senior Vice President,
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber Cashfund Inc.



This letter is intended to assist shareholders in understanding how the Fund performed during the semiannual period ended September 30, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                           SEPTEMBER 30, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--8.24%
  $    20,000    U.S. Treasury Bill............         03/05/98              5.200%@         $  19,552,222
       20,500    Federal Farm Credit Bank......   12/02/97 to 02/27/98         5.400             20,263,524
       15,000    Federal Home Loan Bank*.......         10/07/97               5.250             14,997,708
      119,450    Federal Home Loan Bank........   10/16/97 to 10/15/98    5.260 to 5.900        119,376,105
       75,000    Federal Home Loan Mortgage
                   Corporation.................   10/01/97 to 06/19/98    5.950 to 6.050         74,991,419
       60,000    Federal National Mortgage
                   Association*................         10/07/97          5.240 to 5.370         59,997,016
       75,520    Student Loan Marketing
                   Association*................         10/07/97          5.230 to 5.320         75,516,099
       58,000    Student Loan Marketing
                   Association.................   01/08/98 to 03/20/98    5.750 to 5.850         58,000,000
                                                                                              -------------
Total U.S. Government and Agency Obligations
  (cost--$442,694,093).........................                                                 442,694,093
                                                                                              -------------

DOMESTIC BANKERS ACCEPTANCES--3.58%
       77,600    Chase Manhattan Corporation...   10/27/97 to 12/16/97    5.490 to 5.500@        77,133,830
       55,000    Nationsbank Corporation.......         10/02/97              5.530@             54,991,551
       60,242    SunTrust Banks, Atlanta.......   10/01/97 to 11/18/97    5.490 to 5.570@        60,056,794
                                                                                              -------------
Total Domestic Bankers Acceptances
  (cost--$192,182,175).........................                                                 192,182,175
                                                                                              -------------

DOMESTIC CERTIFICATES OF DEPOSIT--4.80%
       61,000    Bankers Trust Company*........         10/07/97          5.360 to 5.500         60,997,910
       65,000    Bankers Trust Company.........   05/26/98 to 09/09/98    5.920 to 6.190         64,983,862
       82,000    Morgan Guaranty Trust
                   Company.....................   10/29/97 to 08/06/98    5.700 to 5.910         81,994,050
       50,000    Wachovia Bank of North
                   Carolina, N.A...............         11/20/97               5.550             50,000,659
                                                                                              -------------
Total Domestic Certificates of Deposit
  (cost--$257,976,481).........................                                                 257,976,481
                                                                                              -------------

DOMESTIC BANK NOTES--7.35%
       65,000    Bank of America Illinois......   12/23/97 to 12/29/97    5.650 to 5.700         64,994,627
       20,000    Bank of America National Trust
                   & Savings Association*......         10/01/97               5.720             19,984,563
       98,000    Bank of America National Trust
                   & Savings Association.......   10/10/97 to 09/24/98    5.540 to 6.150         97,999,852
       40,000    Comerica Bank, N.A. Detroit...         06/24/98               5.930             40,007,833
       15,000    F.C.C. National Bank*.........         10/01/97               5.610             14,993,993
       21,800    F.C.C. National Bank..........         03/25/98               6.000             21,790,022
       35,000    Fifth Third Bank..............   10/22/97 to 10/24/97    5.540 to 5.550         35,000,003
       35,000    Huntington National Bank......   09/18/98 to 09/22/98    5.800 to 5.890         34,983,521
       10,000    KeyBank, N.A..................         11/04/97               5.600             10,000,062
       15,000    LaSalle National Bank of
                   Chicago.....................         04/13/98               6.230             15,000,000
       20,000    SunTrust Banks, Atlanta.......   07/14/98 to 07/24/98    5.800 to 5.830         19,990,333
       20,000    Wachovia Bank of North
                   Carolina....................         11/20/97               5.550             20,000,000
                                                                                              -------------
Total Domestic Bank Notes
  (cost--$394,744,809).........................                                                 394,744,809
                                                                                              -------------

COMMERCIAL PAPER@--69.08%
ASSET-BACKED--11.55%
      136,550    Asset Securitization
                   Cooperative Corporation.....   10/14/97 to 12/08/97    5.500 to 5.530        135,594,554
      151,931    Delaware Funding
                   Corporation.................   10/03/97 to 11/17/97    5.510 to 5.550        151,345,527
       90,000    Eiger Capital Corporation.....   10/06/97 to 10/17/97    5.520 to 5.540         89,866,455
      127,616    Enterprise Funding
                   Corporation.................   10/10/97 to 11/13/97    5.520 to 5.540        127,221,141
       15,000    Falcon Asset Securitization
                   Corporation.................         10/15/97               5.510             14,967,858

PAINEWEBBER CASHFUND, INC.

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------


COMMERCIAL PAPER@--(CONTINUED)
ASSET-BACKED--(CONCLUDED)

  $    50,000    New Center Asset Trust........         10/01/97              6.500%          $  50,000,000
       11,700    Preferred Receivables Funding
                   Corporation.................         11/13/97               5.550             11,622,439
       40,000    Riverwoods Funding
                   Corporation.................   10/01/97 to 10/03/97    5.520 to 5.530         39,993,867
                                                                                              -------------
                                                                                                620,611,841
                                                                                              -------------
AUTO & TRUCK--1.26%
       18,000    PACCAR Financial
                   Corporation.................   10/06/97 to 10/09/97    5.500 to 5.510         17,982,569
       50,000    Toyota Motor Credit
                   Corporation.................         10/15/97               5.500             49,893,056
                                                                                              -------------
                                                                                                 67,875,625
                                                                                              -------------
BANKING--14.32%
       26,600    Abbey National North
                   America.....................         10/07/97               5.520             26,575,528
       80,000    ABN Amro North America Finance
                   Incorporated................   10/16/97 to 12/16/97    5.480 to 5.500         79,434,250
       75,000    BBL North America
                   Incorporated................   10/08/97 to 10/09/97    5.520 to 5.540         74,911,736
       46,000    BCI Funding Corporation.......   10/09/97 to 10/10/97    5.530 to 5.540         45,939,568
      120,000    Canadian Imperial Holdings
                   Incorporated................   10/02/97 to 10/23/97    5.510 to 5.570        119,803,222
       13,000    Credito Italiano Delaware
                   Incorporated................         10/23/97               5.540             12,955,988
      184,100    Cregem North America
                   Incorporated................   10/07/97 to 12/16/97    5.500 to 5.540        182,843,652
       16,400    KFW International Finance
                   Incorporated................   10/20/97 to 11/26/97    5.500 to 5.520         16,321,701
       60,000    Nordbanken North America
                   Incorporated................   10/07/97 to 12/15/97    5.530 to 5.620         59,535,756
      105,000    U.S. Central Credit Union.....   11/17/97 to 12/22/97    5.490 to 5.500        103,995,070
       47,700    Unifunding Incorporated.......   10/21/97 to 02/23/98    5.510 to 5.560         47,080,318
                                                                                              -------------
                                                                                                769,396,789
                                                                                              -------------
BROKER - DEALER--4.90%
      114,000    CS First Boston
                   Incorporated................   10/17/97 to 12/05/97         5.520            113,133,513
       10,000    Goldman Sachs Group L.P.......         11/13/97               5.500              9,934,306
      141,270    Merrill Lynch & Company
                   Incorporated................   10/08/97 to 03/17/98    5.520 to 5.540        140,263,077
                                                                                              -------------
                                                                                                263,330,896
                                                                                              -------------
BUSINESS SERVICES--0.54%
       14,108    Block Financial Corporation...         10/16/97               5.530             14,075,493
       15,000    Electronic Data Systems
                   Corporation.................         11/04/97               5.530             14,921,658
                                                                                              -------------
                                                                                                 28,997,151
                                                                                              -------------
CHEMICAL--1.33%
       35,000    DuPont (E.I.) de Nemours &
                   Company.....................         10/30/97               5.490             34,845,213
       36,955    Henkel Corporation............   10/23/97 to 12/09/97         5.510             36,703,145
                                                                                              -------------
                                                                                                 71,548,358
                                                                                              -------------
DRUGS & HEALTHCARE--2.67%
       25,000    Abbott Laboratories...........         10/24/97               5.510             24,911,993
       93,110    Bayer Corporation.............   10/28/97 to 12/19/97         5.500             92,375,120
       26,700    Warner-Lambert Company........         12/31/97               5.500             26,328,796
                                                                                              -------------
                                                                                                143,615,909
                                                                                              -------------

PAINEWEBBER CASHFUND, INC.

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------


COMMERCIAL PAPER@--(CONTINUED)

ELECTRONICS--0.80%
  $    32,400    Motorola Credit Corporation...         11/06/97              5.510%          $  32,221,476
       10,521    Vermont American
                   Corporation.................         11/06/97               5.500             10,463,135
                                                                                              -------------
                                                                                                 42,684,611
                                                                                              -------------
ENERGY--1.58%
       55,000    Exxon Imperial U.S.
                   Incorporated................         10/14/97               5.490             54,890,963
       30,000    Koch Industries,
                   Incorporated................         10/30/97               5.490             29,867,325
                                                                                              -------------
                                                                                                 84,758,288
                                                                                              -------------
FINANCE - CONDUIT--5.06%
      125,000    ANZ (Delaware) Incorporated...   10/02/97 to 12/09/97    5.500 to 5.510        124,490,482
       31,000    Compagnie Bancaire USA Finance
                   Corporation.................         11/26/97               5.550             30,732,366
       92,087    MetLife Funding
                   Incorporated................   10/08/97 to 11/21/97         5.500             91,681,547
       25,000    SBNSW (Delaware)
                   Incorporated................         10/14/97               5.520             24,950,167
                                                                                              -------------
                                                                                                271,854,562
                                                                                              -------------
FINANCE - DIVERSIFIED--1.39%
       50,000    Associates Corporation of
                   North America...............         10/22/97               5.500             49,839,584
       25,000    Barclays U.S. Funding
                   Corporation.................         10/23/97               5.500             24,915,972
                                                                                              -------------
                                                                                                 74,755,556
                                                                                              -------------
FINANCE - INDEPENDENT--3.10%
      167,527    National Rural Utilities
                   Cooperative Finance
                   Corporation.................   10/03/97 to 12/12/97    5.490 to 5.520        166,620,050
                                                                                              -------------
FINANCE - SUBSIDIARY--5.14%
       40,000    Deutsche Bank Financial
                   Incorporated................         10/14/97               5.520             39,920,266
       12,500    Grand Metropolitan Capital
                   Corporation.................         10/15/97               5.520             12,473,167
      224,800    National Australia Funding
                   (Delaware) Incorporated.....   10/03/97 to 12/17/97    5.490 to 5.500        223,779,914
                                                                                              -------------
                                                                                                276,173,347
                                                                                              -------------
FOOD, BEVERAGE & TOBACCO--0.83%
       45,000    Campbell Soup Company.........   10/15/97 to 11/03/97    5.500 to 5.510         44,827,857
                                                                                              -------------
GENERAL TRADE--0.65%
       35,000    Mitsubishi International
                   Corporation.................   10/08/97 to 10/09/97    5.500 to 5.540         34,958,528
                                                                                              -------------
INSURANCE--2.78%
       70,000    Prudential Funding
                   Corporation.................         10/09/97               5.500             69,914,444
       25,000    St. Paul Companies,
                   Incorporated................   11/13/97 to 12/15/97    5.490 to 5.500         24,787,054
       55,000    USAA Capital Corporation......   10/29/97 to 12/17/97    5.500 to 5.510         54,507,939
                                                                                              -------------
                                                                                                149,209,437
                                                                                              -------------
INSURANCE - PROPERTY/CASUALTY--0.19%
       10,000    A.I. Credit Corporation.......         10/14/97               5.600              9,979,778
                                                                                              -------------

PAINEWEBBER CASHFUND, INC.

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------


COMMERCIAL PAPER@--(CONCLUDED)

METALS & MINING--3.48%
  $   170,140    RTZ America Incorporated......   10/06/97 to 02/04/98    5.500 to 5.680%     $ 169,027,753
       18,000    U.S. Borax Incorporated.......   12/12/97 to 12/17/97         5.500             17,798,181
                                                                                              -------------
                                                                                                186,825,934
                                                                                              -------------
MISCELLANEOUS--0.72%
       38,650    Beta Finance Incorporated.....   10/17/97 to 03/12/98    5.510 to 5.580         38,384,822
                                                                                              -------------
OIL EQUIPMENT & SERVICES--1.37%
       73,700    Colonial Pipeline Company.....   10/08/97 to 11/19/97    5.500 to 5.550         73,374,212
                                                                                              -------------
PRINTING & PUBLISHING--1.14%
       62,000    Reed Elsevier Incorporated....   10/16/97 to 12/11/97    5.500 to 5.510         61,482,970
                                                                                              -------------
TELECOMMUNICATIONS--4.28%
       47,000    Ameritech Capital Funding
                   Corporation.................   11/06/97 to 11/19/97    5.490 to 5.500         46,688,242
      183,994    SBC Communications Capital
                   Corporation.................   10/07/97 to 12/09/97    5.480 to 5.500        183,403,801
                                                                                              -------------
                                                                                                230,092,043
                                                                                              -------------
Total Commercial Paper
  (cost--$3,711,358,564).......................                                               3,711,358,564
                                                                                              -------------

SHORT-TERM CORPORATE OBLIGATIONS--6.59%
BROKER - DEALER--3.57%
      115,000    Bear Stearns Companies
                   Incorporated*...............   10/01/97 to 10/07/98    5.460 to 5.730        115,000,000
       20,000    Bear Stearns Companies
                   Incorporated................   01/14/98 to 02/12/98    5.670 to 5.830         20,000,000
       32,000    Merrill Lynch & Company
                   Incorporated*...............         10/01/97               5.680             31,998,856
       25,000    Morgan Stanley, Dean Witter,
                   Discover & Company*.........         11/14/97               5.692             25,000,000
                                                                                              -------------
                                                                                                191,998,856
                                                                                              -------------
FINANCE - DIVERSIFIED--0.56%
       30,000    Associates Corporation of
                   North America*..............         10/01/97               5.730             29,990,950
                                                                                              -------------
INSURANCE--0.47%
       25,000    Prudential Funding
                   Corporation.................         01/06/98               5.660             25,000,000
                                                                                              -------------
MISCELLANEOUS--1.99%
       25,000    Beta Finance Incorporated*....         10/07/97               5.340             25,000,000
       82,000    Beta Finance Incorporated.....   12/10/97 to 10/09/98    5.550 to 6.120         82,000,000
                                                                                              -------------
                                                                                                107,000,000
                                                                                              -------------
Total Short-Term Corporate Obligations
  (cost--$353,989,806).........................                                                 353,989,806
                                                                                              -------------

PAINEWEBBER CASHFUND, INC.

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                 DATE                 RATE               VALUE
-------------                                     --------------------   -----------------    -------------

REPURCHASE AGREEMENT--0.48%
  $    25,698    Repurchase Agreement dated
                   9/30/97 with Citicorp
                   Securities Incorporated,
                   collateralized by
                   $25,730,000 U.S. Treasury
                   Note, 6.00% due 6/30/99;
                   Proceeds: $25,702,283
                   (cost--$25,698,000).........         10/01/97              6.000%          $  25,698,000
                                                                                              -------------
Total Investments (cost--$5,378,643,928 which
  approximates cost for federal tax
  purposes)--100.12%...........................                                               5,378,643,928
Liabilities in excess of other
  assets--(0.12)%..............................                                                  (6,518,853)
                                                                                              -------------
Net Assets (applicable to 5,373,563,759 shares
  outstanding at $1.00 per share)--100.00%.....                                               $5,372,125,075
                                                                                              -------------
                                                                                              -------------

-----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of September 30, 1997 and reset periodically.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--53 Days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

Interest income.......................................................................................  $ 150,300,568
                                                                                                        -------------

EXPENSES:
Investment advisory and administration................................................................      9,665,378
Transfer agency and service fees......................................................................      4,222,660
Reports and notices to shareholders...................................................................        814,904
Custody and accounting................................................................................        267,152
Federal and state registration........................................................................        254,581
Legal and audit.......................................................................................        231,185
Insurance.............................................................................................         54,625
Directors' fees.......................................................................................          5,250
Other expenses........................................................................................          4,189
                                                                                                        -------------
                                                                                                           15,519,924
                                                                                                        -------------
Net investment income.................................................................................    134,780,644
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.......................................................         49,995
                                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................  $ 134,830,639
                                                                                                        -------------
                                                                                                        -------------

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX
                                                         MONTHS ENDED         FOR THE YEAR
                                                      SEPTEMBER 30, 1997         ENDED
                                                         (UNAUDITED)         MARCH 31, 1997
                                                      ------------------     --------------
FROM OPERATIONS:
Net investment income.............................      $  134,780,644       $  251,603,670
Net realized gains from investment transactions...              49,995               96,707
                                                      ------------------     --------------
Net increase in net assets resulting from
  operations......................................         134,830,639          251,700,377
                                                      ------------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.............................        (134,780,644)        (251,603,670)
                                                      ------------------     --------------
Net increase (decrease) in net assets derived from
  capital share transactions......................         111,607,094          (48,186,525)
                                                      ------------------     --------------
Net increase (decrease) in net assets.............         111,657,089          (48,089,818)

NET ASSETS:
Beginning of period...............................       5,260,467,986        5,308,557,804
                                                      ------------------     --------------
End of period.....................................      $5,372,125,075       $5,260,467,986
                                                      ------------------     --------------
                                                      ------------------     --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At September 30, 1997, the Fund owed PaineWebber $1,611,917 in investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the four months ended July 31, 1997, PaineWebber earned $1,002,742.

  Subsequent to August 1, 1997, PaineWebber provides transfer agency related services pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and was compensated for these services by PFPC, Inc., not the Fund. For the two months ended September 30, 1997, PFPC, Inc. paid PaineWebber $874,822 for these services.

OTHER LIABILITIES

  At September 30, 1997, the amounts payable for investments purchased and dividends payable aggregated $17,850,000 and $5,952,581, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1997, the Fund had a net capital loss carryforward of $1,317,408. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                             FOR THE SIX       FOR THE YEAR
                                             MONTHS ENDED          ENDED
                                          SEPTEMBER 30, 1997  MARCH 31, 1997
                                          ------------------  ---------------
Shares sold.............................     10,745,154,018    21,275,322,387
Shares repurchased......................    (10,763,462,121)  (21,566,944,490)
Dividends reinvested in additional Fund
  shares................................        129,915,197       243,435,578
                                          ------------------  ---------------
Net increase (decrease) in shares
  outstanding...........................        111,607,094       (48,186,525)
                                          ------------------  ---------------
                                          ------------------  ---------------

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                          FOR THE SIX
                                             MONTHS
                                             ENDED
                                           SEPTEMBER
                                              30,                             FOR THE YEARS ENDED MARCH 31,
                                              1997       ------------------------------------------------------------------------
                                          (UNAUDITED)        1997           1996           1995           1994           1993
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period....  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                               ------         ------         ------         ------         ------         ------
Net investment income...................       0.0254         0.0482         0.0523         0.0433         0.0272         0.0317
Dividends from net investment income....      (0.0254)       (0.0482)       (0.0523)       (0.0433)       (0.0272)       (0.0317)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period..........  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total investment return(1)..............         2.56%          4.93%          5.36%          4.44%          2.75%          3.17%
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Ratios/Supplemental Data:
Net assets, end of period (000's).......    $5,372,125     $5,260,468     $5,308,558     $3,700,678     $3,436,278     $3,774,298
Expenses to average net assets..........         0.58%*         0.63%          0.60%          0.62%          0.61%          0.57%
Net investment income to average net
 assets.................................         5.06%*         4.82%          5.24%          4.35%          2.73%          3.17%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total Investment return is not annualized for period of less than one year.

--------------------------------------------------------------------------------

DIRECTORS

E. Garret Bewkes, Jr.                  Meyer Feldberg
CHAIRMAN
                                       George W. Gowen
Margo N. Alexander
                                       Frederic V. Malek
Richard Q. Armstrong
                                       Carl W. Schafer
Richard R. Burt

Mary C. Farrell


PRINCIPAL OFFICERS

Margo N. Alexander                     Paul H. Schubert
PRESIDENT                              VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                  Dennis L. McCauley
VICE PRESIDENT                         VICE PRESIDENT

Dianne E. O'Donnell                    Susan P. Ryan
VICE PRESIDENT AND SECRETARY           VICE PRESIDENT


ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019




THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

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PAINEWEBBER


CASHFUND INC.


SEMIANNUAL REPORT


SEPTEMBER 30, 1997




PaineWebber-C-1997 PaineWebber Incorporated
Member SIPC